Annual Total Returns[BarChart] - MyDestination 2045 Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.63%)	16.60%	23.44%	2.23%	(4.46%)	8.45%	20.90%	(7.73%)	24.24%	13.80%